Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail) - $ / oz				12 Months Ended
		Mar. 24, 2021	Dec. 11, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 05, 2020
Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Jul. 24, 2007
Penasquito [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Unit of Measurement Cash Payment				4.36
Penasquito [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Penasquito [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Penasquito [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Aug. 08, 2012
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				50.00%
Per Unit of Measurement Cash Payment				412
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				6.08
Constancia [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Constancia [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Constancia [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 28, 2013
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				75.00%
Per Unit of Measurement Cash Payment				416
Salobo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Salobo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Salobo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Salobo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				20 years
Date of Original Contract				Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				70.00%
Per Unit of Measurement Cash Payment				400
Sudbury [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Sudbury [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Sudbury [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Sudbury [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 03, 2015
Antamina [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				33.75%
Antamina [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Antamina [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Antamina [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				May 10, 2018
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[1]			variable
Percentage of production to be purchased				25.00%
Per Unit of Measurement Cash Payment				618
San Dimas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
San Dimas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
San Dimas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
San Dimas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Jul. 16, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Stillwater [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				4.50%
Stillwater [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stillwater [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Jun. 11, 2018
Voisey's Bay [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Voisey's Bay [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Voisey's Bay [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				42.40%
Voisey's Bay [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				0.00%
Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Jan. 26, 2022
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Marathon [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marathon [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marathon [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				22.00%
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				25 years
Date of Original Contract				Oct. 15, 2004
Los Filos [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				4.53
Los Filos [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Los Filos [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Los Filos [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 08, 2004
Zinkgruvan [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				4.53
Zinkgruvan [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Zinkgruvan [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Zinkgruvan [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 23, 2006
Yauliyacu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Yauliyacu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				8.98
Yauliyacu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Yauliyacu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Yauliyacu [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Apr. 23, 2007
Stratoni [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				11.54
Stratoni [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stratoni [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Stratoni [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				50 years
Date of Original Contract				Jun. 05, 2007
Neves-Corvo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				4.38
Neves-Corvo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Neves-Corvo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Neves-Corvo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				50 years
Date of Original Contract				Jun. 05, 2007
Aljustrel [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				50.00%
Percentage of production to be purchased				100.00%
Aljustrel [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Aljustrel [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Aljustrel [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 20, 2008
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				65.00%
Percentage of production to be purchased				100.00%
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				4.35
Minto [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Minto [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Minto [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Oct. 02, 2008
Keno Hill [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Keno Hill [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				variable
Percentage of production to be purchased				25.00%
Keno Hill [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Keno Hill [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Keno Hill [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Sep. 08, 2009
Pascua-Lama [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Unit of Measurement Cash Payment				3.90
Pascua-Lama [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Pascua-Lama [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Pascua-Lama [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Rosemont [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 10, 2010
Rosemont [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				450
Rosemont [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				3.90
Rosemont [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Rosemont [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Rosemont [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Loma de La Plata [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				12.50%
Per Unit of Measurement Cash Payment				4.00
Loma de La Plata [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Loma de La Plata [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Loma de La Plata [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
777 [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Aug. 08, 2012
777 [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				50.00%
Per Unit of Measurement Cash Payment				429
777 [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				6.32
777 [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
777 [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
777 [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marmato [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 05, 2020
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				6.50%		6.50%
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%	18.00%
Percentage of production to be purchased				100.00%		100.00%
Marmato [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marmato [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Marmato [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 11, 2020
Cozamin [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			10.00%	10.00%
Percentage of production to be purchased			50.00%	50.00%
Cozamin [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cozamin [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cozamin [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 24, 2021
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%		18.00%
Percentage of production to be purchased		100.00%		100.00%
Santo Domingo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Santo Domingo [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Santo Domingo [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Santo Domingo [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 05, 2020
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				6.00%
Fenix [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Fenix [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Fenix [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Fenix [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 13, 2021
Black Water [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				35.00%
Percentage of production to be purchased				8.00%
Black Water [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				50.00%
Black Water [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Black Water [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Black Water [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 11, 2013
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				10.00%
Per Unit of Measurement Cash Payment				400
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				50.00%
Per Unit of Measurement Cash Payment				3.90
Toroparu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Toroparu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Toroparu [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 21, 2016
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Unit of Measurement Cash Payment				450
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Unit of Measurement Cash Payment				5.90
Cotabambas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cotabambas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Cotabambas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 14, 2017
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				100.00%
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				100.00%
Kutcho [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Kutcho [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%
Kutcho [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description				n/a
Percentage of production to be purchased				0.00%

[1]	3) Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.